RELATED PARTY TRANSACTIONS - Schedule of Transactions with Cobega Companies (Details) - Cobega Companies - Entities with joint control or significant influence over entity - EUR (€) € in Millions	6 Months Ended
	Jun. 27, 2025	Jun. 28, 2024	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 1	€ 1
Amounts affecting cost of sales	(37)	(35)
Amounts affecting operating expenses	(3)	(6)
Total net amount affecting the consolidated income statement	(39)	€ (40)
Amounts receivable, related party transactions	1		€ 7
Amounts payable, related party transactions	€ 25		€ 32